CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 38,034	$ 31,317	$ 23,560
Operating costs and expenses:
Cost of revenue	10,797	3,634	2,149
Research and development	9,054	9,201	9,961
Selling, general and administrative	64,895	50,582	42,970
Intangible amortization	3,922	3,738	3,738
Total operating costs and expenses	88,668	67,155	58,818
Loss from operations	(50,634)	(35,838)	(35,258)
Other (income) expense:
(Gain) loss on derivative liability	(8,310)	300	(800)
(Gain) loss on debt extinguishment, net	(28,634)	12,463	0
Scilex Pharma Notes principal increase	0	28,000	0
Interest expense	9,604	11,764	13,116
Loss (gain) on foreign currency exchange	66	54	(2)
Total other (income) expense	(27,274)	52,581	12,314
Loss before income taxes	(23,360)	(88,419)	(47,572)
Income tax expense (benefit)	4	5	(53)
Net loss	$ (23,364)	$ (88,424)	$ (47,519)
Earnings Per Share [Abstract]
Net loss per share attributable to common stockholders - basic	$ (0.17)	$ (0.67)	$ (0.36)
Net loss per share attributable to common stockholders - diluted	$ (0.17)	$ (0.67)	$ (0.36)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of shares during the period-basic	134,226	132,858	132,891
Weighted average number of shares during the period -diluted	134,226	132,858	132,891